Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Summary of Long Term Debt

	December 31 2021	December 31 2020
	$	$
Senior unsecured notes	298.2	299.5
Revolving credit facility	543.3	—
Term loan	307.9	309.1
Notes payable	64.7	68.8
Software financing obligations	31.0	3.4
	1,245.1	680.8
Less current portion	51.0	46.6
Long-term portion	1,194.1	634.2